Financial debt - Movements in the period break down (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial debt
Beginning balance	€ 44,390	€ 10,119	€ 10,055
Subscription of new leases	3,706	5,109	143
Issue of royalty certificates	5,100
Repayment of bank borrowings	(2,485)	(1,033)	(13)
Repayment of lease liabilities	(1,612)	(735)	(15)
Accrued interests			(51)
Subscription of state-guaranteed PGE loan		1,780
Subscription of PPR loan		3,560
Subscription of derivatives instruments		9,649
Subscription of bank borrowings		15,400
Interests on royalty certificates	1,227
Capitalized interests	3,405	308
Fair Value Variations	389	407
Exchange rate change	(38)	6
Ending balance	€ 54,082	€ 44,390	€ 10,119